Leases - Maturities of remaining operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity of remaining operating lease liabilities:
2020	$ 334
2021	317
2022	310
2023	312
2024	258
Thereafter	1,087
Total lease payments	2,618
Less imputed interest	(394)
Total lease liabilities, as reported	$ 2,224	$ 0